UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Bond Fund

Portfolio of Investments

December 31, 2012 (unaudited)

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 55.4%
Canada - 1.6%
Canadian Government Bond
2.00%, 12/01/14	CAD	53,613	$54,763,197

Finland - 3.9%
Finland Government Bond
3.375%, 4/15/20	EUR	89,845	137,543,275

Germany - 3.4%
Bundesrepublik Deutschland
3.25%, 7/04/21		19,800	30,718,228
Series 2007
4.25%, 7/04/39		19,400	36,692,569
Series 6
3.75%, 1/04/17		18,000	27,154,987
Series 9
3.25%, 1/04/20		16,000	24,673,899

			119,239,683

Japan - 0.2%
Japan Government Forty Year Bond
Series 5
2.00%, 3/20/52	JPY	495,000	5,533,613

Mexico - 0.4%
Mexican Bonos
Series M 10
7.75%, 12/14/17	MXN	178,735	15,391,124

Netherlands - 5.5%
Netherlands Government Bond
2.25%, 7/15/22 (a)	EUR	11,815	16,637,889
4.00%, 7/15/19 (a)		26,530	41,843,510
4.50%, 7/15/17 (a)		86,507	134,942,568

			193,423,967

New Zealand - 1.0%
New Zealand Government Bond
Series 423
5.50%, 4/15/23	NZD	35,500	34,254,488

Turkey - 1.0%
Turkey Government Bond
9.00%, 1/27/16	TRY	58,800	35,531,489

United Kingdom - 13.4%
United Kingdom Gilt
1.00%, 9/07/17	GBP	45,000	73,603,909
1.75%, 1/22/17		105,368	178,456,674
3.75%, 9/07/19		95,691	180,796,806
4.25%, 12/07/46		8,200	16,323,061
4.50%, 12/07/42		10,100	20,917,050

			470,097,500

United States - 25.0%
U.S. Treasury Bonds
3.75%, 8/15/41	U.S.$	65,000	76,395,280

		Principal Amount (000)	U.S. $ Value
U.S. Treasury Notes
0.875%, 1/31/17	U.S.$	32,500	$32,931,633
1.375%, 1/15/13		65,000	65,027,950
1.375%, 9/30/18 (b)		75,000	77,097,675
1.50%, 6/30/16 (b)		179,000	185,544,598
1.625%, 8/15/22		22,000	21,855,636
1.875%, 10/31/17		65,000	68,661,320
2.375%, 6/30/18 (b)		100,000	108,375,000
2.50%, 3/31/15		26,612	27,934,297
2.625%, 11/15/20 (b)		122,093	133,997,067
3.125%, 4/30/17 (c)		70,000	77,568,750

			875,389,206

Total Governments - Treasuries (cost $1,870,430,316)			1,941,167,542

CORPORATES - INVESTMENT GRADES - 22.3%
Financial Institutions - 10.0%
Banking - 7.1%
Banco Bradesco SA/Cayman Islands
5.75%, 3/01/22 (a)		6,500	7,141,623
Bank of America Corp.
3.875%, 3/22/17		10,000	10,845,210
5.875%, 2/07/42		2,896	3,613,018
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	3,145	4,889,915
7.625%, 11/21/22	U.S.$	5,491	5,484,136
BBVA Banco Continental SA
5.00%, 8/26/22 (a)(b)		4,224	4,529,507
BNP Paribas SA
4.73%, 4/12/16	EUR	10,500	13,092,796
Citigroup, Inc.
4.50%, 1/14/22	U.S.$	14,515	16,194,444
5.875%, 1/30/42		5,217	6,438,534
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.875%, 2/08/22		4,250	4,573,527
3.95%, 11/09/22		3,962	4,057,223
DNB Bank ASA
4.75%, 3/08/22 (a)	EUR	8,391	12,083,567
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	U.S.$	10,600	12,531,447
7.50%, 2/15/19		3,490	4,391,310
HSBC Holdings PLC
4.00%, 3/30/22		8,000	8,758,928
6.50%, 9/15/37		2,617	3,266,511
Series 2018
9.875%, 4/08/18	GBP	1,550	2,570,927
ING Bank NV
2.00%, 9/25/15 (a)	U.S.$	6,300	6,326,248
3.75%, 3/07/17 (a)		8,070	8,576,554
JPMorgan Chase & Co.
4.50%, 1/24/22		14,344	16,226,464
JPMorgan Chase Bank NA
0.871%, 5/31/17 (d)	EUR	950	1,214,478

		Principal Amount (000)	U.S. $ Value
Lloyds TSB Bank PLC
11.875%, 12/16/21 (a)		5,155	$8,546,526
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)	U.S.$	607	663,876
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		2,580	2,785,654
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		9,586	11,595,120
Morgan Stanley
5.625%, 9/23/19		6,900	7,803,762
10.09%, 5/03/17 (a)	BRL	13,035	6,891,520
National City Bank/Cleveland OH
5.80%, 6/07/17	U.S.$	4,925	5,811,278
Nordea Bank AB
4.875%, 5/13/21 (a)		5,865	6,291,796
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		5,300	6,224,320
Santander Issuances SA Unipersonal
Series 23
6.50%, 7/27/19	EUR	5,150	6,848,725
Societe Generale SA
5.20%, 4/15/21 (a)	U.S.$	6,263	6,941,452
5.75%, 4/20/16 (a)		1,856	1,972,371
Svenska Handelsbanken AB
2.875%, 4/04/17		8,000	8,452,808
UBS AG/Stamford CT
7.625%, 8/17/22		3,988	4,404,894
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		3,202	3,268,041
Vesey Street Investment Trust I
4.404%, 9/01/16		2,822	3,045,138

			248,353,648

Finance - 0.7%
General Electric Capital Corp.
2.30%, 4/27/17		12,650	13,116,545
5.625%, 5/01/18		2,900	3,443,848
HSBC Finance Corp.
6.676%, 1/15/21		1,894	2,246,987
SLM Corp.
5.05%, 11/14/14		3,141	3,296,979
7.25%, 1/25/22		2,590	2,855,475
8.00%, 3/25/20		410	468,425

			25,428,259

Insurance - 1.7%
Aflac, Inc.
8.50%, 5/15/19		3,400	4,630,579
Allstate Corp. (The)
6.125%, 5/15/37		8,637	8,982,480
American International Group, Inc.
6.82%, 11/15/37		1,378	1,860,013
CIGNA Corp.
5.125%, 6/15/20		2,185	2,493,515

		Principal Amount (000)	U.S. $ Value
Coventry Health Care, Inc.
5.95%, 3/15/17	U.S.$	2,175	$2,528,331
6.125%, 1/15/15		835	912,208
6.30%, 8/15/14		2,830	3,056,975
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		1,489	2,014,400
Hartford Financial Services Group, Inc.
5.125%, 4/15/22		2,900	3,346,165
6.30%, 3/15/18		4,935	5,879,450
Humana, Inc.
6.45%, 6/01/16		442	502,055
Lincoln National Corp.
8.75%, 7/01/19		2,958	3,955,722
Markel Corp.
7.125%, 9/30/19		1,420	1,709,988
MetLife, Inc.
4.75%, 2/08/21		2,840	3,297,586
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		4,645	6,535,887
Torchmark Corp.
9.25%, 6/15/19		3,400	4,586,355
UnitedHealth Group, Inc.
6.00%, 2/15/18		1,565	1,904,895
WellPoint, Inc.
3.30%, 1/15/23		3,016	3,094,431

			61,291,035

Other Finance - 0.1%
ORIX Corp.
4.71%, 4/27/15		2,804	3,001,424

REITS - 0.4%
Duke Realty LP
6.75%, 3/15/20		2,135	2,581,403
EPR Properties
7.75%, 7/15/20		4,389	5,072,495
ERP Operating LP
5.25%, 9/15/14		2,115	2,271,963
HCP, Inc.
5.375%, 2/01/21		3,219	3,665,655

			13,591,516

			351,665,882

Industrial - 9.9%
Basic - 0.8%
Alcoa, Inc.
5.40%, 4/15/21		4,500	4,683,654
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		4,000	4,128,244
Dow Chemical Co. (The)
7.375%, 11/01/29		1,615	2,139,523
8.55%, 5/15/19		3,000	4,050,228
International Paper Co.
7.95%, 6/15/18		6,050	7,821,598
Vale Overseas Ltd.
4.375%, 1/11/22		6,466	6,902,500

			29,725,747

		Principal Amount (000)	U.S. $ Value
Capital Goods - 0.7%
ADT Corp. (The)
3.50%, 7/15/22 (a)	U.S.$	1,340	$1,303,273
Embraer SA
5.15%, 6/15/22		2,200	2,409,000
Odebrecht Finance Ltd.
6.00%, 4/05/23 (a)		8,518	9,848,938
Owens Corning
6.50%, 12/01/16 (d)		2,913	3,273,236
Republic Services, Inc.
5.25%, 11/15/21		6,898	8,129,983

			24,964,430

Communications - Media - 1.3%
BSKYB Finance UK PLC
5.75%, 10/20/17 (a)	GBP	3,977	7,500,710
CBS Corp.
5.75%, 4/15/20	U.S.$	440	526,871
8.875%, 5/15/19		7,309	9,858,087
Comcast Cable Communications
Holdings, Inc.
9.455%, 11/15/22		1,649	2,493,056
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		4,900	5,055,110
4.75%, 10/01/14		1,560	1,665,643
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)(e)		1,661	1,810,490
Omnicom Group, Inc.
3.625%, 5/01/22		2,719	2,832,434
Time Warner Cable, Inc.
5.875%, 11/15/40		2,000	2,330,392
6.55%, 5/01/37		2,160	2,672,382
8.25%, 2/14/14		6,030	6,531,991
Virgin Media Secured Finance PLC
5.25%, 1/15/21		2,523	2,945,933

			46,223,099

Communications - Telecommunications - 1.4%
American Tower Corp.
5.05%, 9/01/20		5,775	6,476,379
AT&T, Inc.
4.45%, 5/15/21		4,259	4,918,549
5.60%, 5/15/18		2,937	3,542,830
Bell Canada
5.00%, 2/15/17 (a)	CAD	5,900	6,525,648
British Telecommunications PLC
9.625%, 12/15/30 (f)	U.S.$	5,972	9,487,591
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		6,870	7,333,636
United States Cellular Corp.
6.70%, 12/15/33		1,900	1,993,558

		Principal Amount (000)	U.S. $ Value
Verizon Communications, Inc.
4.60%, 4/01/21	U.S.$	6,908	$8,063,169

			48,341,360

Consumer Cyclical - Automotive - 0.9%
BMW US Capital LLC
5.00%, 5/28/15	EUR	6,000	8,702,198
Ford Motor Credit Co. LLC
5.00%, 5/15/18	U.S.$	8,078	8,913,556
5.875%, 8/02/21		2,415	2,812,359
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		4,627	5,053,082
6.80%, 6/15/18 (a)		4,000	4,913,312

			30,394,507

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
7.625%, 4/15/31		5,000	6,883,410

Consumer Cyclical - Other - 0.1%
Wyndham Worldwide Corp.
4.25%, 3/01/22		3,300	3,407,306

Consumer Cyclical - Retailers - 0.1%
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		4,148	4,421,225

Consumer Non-Cyclical - 0.9%
Ahold Finance USA LLC
6.875%, 5/01/29		5,820	7,426,274
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		10,000	12,866,950
Kroger Co. (The)
3.40%, 4/15/22		771	797,341
Laboratory Corp. of America Holdings
2.20%, 8/23/17		2,109	2,164,768
Reynolds American, Inc.
3.25%, 11/01/22		3,859	3,876,346
Watson Pharmaceuticals, Inc.
3.25%, 10/01/22		2,999	3,061,523

			30,193,202

Energy - 1.5%
Anadarko Petroleum Corp.
5.95%, 9/15/16		2,863	3,295,688
Apache Corp.
6.90%, 9/15/18		2,950	3,762,203
Marathon Petroleum Corp.
3.50%, 3/01/16		941	1,001,703
5.125%, 3/01/21		1,667	1,961,792
Nabors Industries, Inc.
9.25%, 1/15/19		2,981	3,941,028
Noble Energy, Inc.
8.25%, 3/01/19		6,250	8,191,413
Noble Holding International Ltd.
4.90%, 8/01/20		515	579,239

		Principal Amount (000)	U.S. $ Value
Phillips 66
4.30%, 4/01/22 (a)	U.S.$	8,070	$9,028,769
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)		4,758	5,271,109
Southwestern Energy Co.
4.10%, 3/15/22 (a)		2,200	2,366,448
Transocean, Inc.
2.50%, 10/15/17		3,763	3,802,587
6.375%, 12/15/21		5,500	6,684,194
Weatherford International Ltd./Bermuda
6.00%, 3/15/18		2,631	3,006,096

			52,892,269

Other Industrial - 0.0%
Noble Group Ltd.
6.75%, 1/29/20 (a)		123	129,611

Technology - 0.8%
Agilent Technologies, Inc.
5.00%, 7/15/20		1,035	1,186,707
Baidu, Inc.
2.25%, 11/28/17		1,755	1,765,881
Hewlett-Packard Co.
4.65%, 12/09/21		3,519	3,532,689
Oracle Corp.
5.75%, 4/15/18		8,987	10,937,224
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		8,100	8,418,289
Xerox Corp.
8.25%, 5/15/14		959	1,046,064

			26,886,854

Transportation - Airlines - 0.5%
Southwest Airlines Co.
5.25%, 10/01/14		3,015	3,208,828
5.75%, 12/15/16		4,799	5,427,271
Southwest Airlines Co. Pass Through Trust
Series 07-1
6.15%, 8/01/22		6,750	7,889,291

			16,525,390

Transportation - Railroads - 0.4%
Burlington Northern Santa Fe LLC
4.95%, 9/15/41		6,713	7,571,311
Canadian Pacific Railway Co.
6.50%, 5/15/18		1,276	1,547,512
CSX Corp.
6.25%, 3/15/18		5,000	6,095,175

			15,213,998

Transportation - Services - 0.3%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		5,345	5,474,691
4.625%, 9/23/20 (a)		1,501	1,557,487

		Principal Amount (000)	U.S. $ Value
Ryder System, Inc.
5.85%, 11/01/16	U.S.$	4,332	$4,906,536

			11,938,714

			348,141,122

Utility - 1.9%
Electric - 0.9%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)		7,320	8,030,238
CenterPoint Energy, Inc.
6.50%, 5/01/18		1,665	2,030,884
Constellation Energy Group, Inc.
5.15%, 12/01/20		1,214	1,387,748
Integrys Energy Group, Inc.
6.11%, 12/01/66		4,500	4,719,375
Nisource Finance Corp.
6.80%, 1/15/19		7,790	9,559,093
TECO Finance, Inc.
4.00%, 3/15/16		300	320,756
5.15%, 3/15/20		2,970	3,454,517
Union Electric Co.
6.70%, 2/01/19		2,019	2,546,819

			32,049,430

Natural Gas - 1.0%
CenterPoint Energy Resources Corp.
4.50%, 1/15/21		1,460	1,660,385
DCP Midstream LLC
5.35%, 3/15/20 (a)		1,515	1,672,055
9.75%, 3/15/19 (a)		1,910	2,526,596
EQT Corp.
8.125%, 6/01/19		2,123	2,627,907
GDF Suez
1.625%, 10/10/17 (a)		2,950	2,949,301
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,116	1,193,290
4.15%, 3/01/22		1,959	2,122,537
Sempra Energy
6.50%, 6/01/16		5,700	6,682,406
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		6,500	7,068,451
Williams Cos., Inc. (The)
3.70%, 1/15/23		5,537	5,584,917

			34,087,845

			66,137,275

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
Abu Dhabi National Energy Co.
3.625%, 1/12/23 (a)		2,396	2,403,134
5.875%, 12/13/21 (a)		1,265	1,509,735
Gazprom OAO Via Gaz Capital SA
9.25%, 4/23/19 (a)		2,546	3,370,267

		Principal Amount (000)	U.S. $ Value
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21	U.S.$	7,500	$8,443,650

			15,726,786

Total Corporates - Investment Grades (cost $704,577,240)			781,671,065

MORTGAGE PASS-THROUGHS - 8.9%
Agency Fixed Rate 30-Year - 7.0%
Federal National Mortgage Association
3.00%, TBA		65,000	68,107,812
3.50%, TBA		56,000	59,703,437
4.00%, 9/01/41		40,549	43,524,499
5.50%, 5/01/38		17,011	18,504,315
6.00%, 11/01/37-6/01/38		19,501	21,349,604
Series 2008
6.00%, 5/01/38		31,847	34,878,603

			246,068,270

Agency Fixed Rate 15-Year - 1.9%
Federal National Mortgage Association
3.00%, TBA		62,000	65,439,065

Total Mortgage Pass-Throughs (cost $310,111,200)			311,507,335

GOVERNMENTS - SOVEREIGN AGENCIES - 5.3%
Canada - 5.1%
Canada Housing Trust No 1
2.95%, 3/15/15 (a)	CAD	76,000	79,186,086
3.15%, 6/15/14-6/15/15 (a)		95,200	99,665,653

			178,851,739

Norway - 0.1%
Eksportfinans ASA
2.00%, 9/15/15	U.S.$	442	423,068
2.375%, 5/25/16		5,271	5,028,555

			5,451,623

Russia - 0.1%
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (a)(b)		2,936	3,314,744

Total Governments - Sovereign Agencies (cost $177,530,195)			187,618,106

INFLATION-LINKED SECURITIES - 4.4%
Germany - 2.5%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
2.25%, 4/15/13	EUR	65,739	86,597,614

United States - 1.9%
U.S. Treasury Inflation Index
2.50%, 7/15/16 (TIPS)	U.S.$	58,760	67,527,572

	Principal Amount (000)		U.S. $ Value
Total Inflation-Linked Securities (cost $150,184,659)			$154,125,186

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.9%
Non-Agency Fixed Rate CMBS - 2.6%
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A3
5.738%, 3/15/49	U.S.$	9,100	10,416,024
Series 2007-C6, Class A4
5.702%, 12/10/49		14,000	16,494,254
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		2,585	2,970,279
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39		10,910	12,387,050
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39		7,225	8,321,184
Series 2007-GG9, Class AM
5.475%, 3/10/39		10,290	11,202,198
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class A4
5.429%, 12/12/43		8,454	9,646,975
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		6,857	7,117,477
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-6, Class A4
5.485%, 3/12/51		5,839	6,737,125
Morgan Stanley Capital I Trust
Series 2007-T27, Class AJ
5.651%, 6/11/42		3,505	3,545,560

			88,838,126

Agency CMBS - 0.3%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20		10,223	11,326,150

Total Commercial Mortgage-Backed Securities (cost $91,990,659)			100,164,276

CORPORATES - NON-INVESTMENT GRADES - 2.4%
Industrial - 1.5%
Basic - 0.3%
Calcipar SA
6.875%, 5/01/18 (a)		876	893,520
Commercial Metals Co.
6.50%, 7/15/17		4,000	4,270,000

		Principal Amount (000)	U.S. $ Value
LyondellBasell Industries NV
5.75%, 4/15/24	U.S.$	5,435	$6,386,125

			11,549,645

Capital Goods - 0.4%
B/E Aerospace, Inc.
5.25%, 4/01/22		6,700	7,102,000
Ball Corp.
5.00%, 3/15/22		4,800	5,136,000
Cemex Espana Luxembourg
9.875%, 4/30/19 (a)(d)		1,554	1,732,710

			13,970,710

Communications - Media - 0.0%
Clear Channel Communications, Inc.
9.00%, 12/15/19 (a)		92	84,180
Cumulus Media Holdings, Inc.
7.75%, 5/01/19 (b)		896	880,320

			964,500

Consumer Cyclical - Automotive - 0.1%
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (a)	EUR	2,300	3,255,987

Consumer Cyclical - Other - 0.2%
Choice Hotels International, Inc.
5.75%, 7/01/22	U.S.$	305	337,788
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22 (b)		4,900	5,206,250

			5,544,038

Consumer Non-Cyclical - 0.2%
Boparan Finance PLC
9.875%, 4/30/18 (a)	GBP	3,300	6,077,676

Energy - 0.3%
Cimarex Energy Co.
5.875%, 5/01/22	U.S.$	2,296	2,514,120
SandRidge Energy, Inc.
8.125%, 10/15/22		6,500	7,117,500
SESI LLC
6.375%, 5/01/19		858	918,060

			10,549,680

			51,912,236

Financial Institutions - 0.7%
Banking - 0.5%
Danske Bank A/S
5.684%, 2/15/17	GBP	3,580	5,356,104
DNB Bank ASA
6.012%, 3/29/17 (a)		266	441,394
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	4,145	4,290,075

		Principal Amount (000)	U.S. $ Value
UBS AG/Jersey
4.28%, 4/15/15	EUR	7,000	$8,823,477

			18,911,050

Other Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)	U.S.$	5,499	5,767,200
iPayment, Inc.
10.25%, 5/15/18		2,630	2,110,575

			7,877,775

			26,788,825

Utility - 0.2%
Electric - 0.1%
CMS Energy Corp.
5.05%, 3/15/22		2,595	2,892,039

Natural Gas - 0.1%
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20 (a)		3,511	3,756,770

			6,648,809

Total Corporates - Non-Investment Grades (cost $79,005,963)			85,349,870

COVERED BONDS - 2.3%
Abbey National Treasury Services PLC/London
4.25%, 4/12/21 (a)	EUR	8,100	12,671,807
Banco Bilbao Vizcaya Argentaria SA
3.25%, 1/24/16		6,000	7,998,279
Bank of Scotland PLC
4.75%, 6/08/22		9,500	15,556,422
BNP Paribas Home Loan SFH
2.20%, 11/02/15 (a)	U.S.$	9,054	9,329,242
Cie de Financement Foncier
4.125%, 10/25/17	EUR	10,000	15,079,993
Credit Agricole Home Loan SFH
2.875%, 9/09/16 (b)		5,300	7,520,772
Danske Bank A/S
4.125%, 11/26/19		2,350	3,634,984
Dexia Municipal Agency SA
3.50%, 9/16/16		2,600	3,696,326
Societe Generale SFH
3.25%, 6/06/16 (a)		4,000	5,731,191

Total Covered Bonds (cost $73,130,333)			81,219,016

GOVERNMENTS - SOVEREIGN BONDS - 1.5%
Croatia - 0.4%
Republic of Croatia
6.25%, 4/27/17 (a)	U.S.$	8,000	8,721,450

		Principal Amount (000)	U.S. $ Value
6.375%, 3/24/21 (a)(b)	U.S.$	5,340	$6,074,250

			14,795,700

Indonesia - 0.8%
Republic of Indonesia
5.25%, 1/17/42 (a)		15,500	17,999,375
7.75%, 1/17/38 (a)(b)		5,568	8,393,760

			26,393,135

Poland - 0.1%
Poland Government International Bond
4.20%, 4/15/20	EUR	2,116	3,174,679

Qatar - 0.2%
State of Qatar
4.50%, 1/20/22 (a)	U.S.$	7,036	8,073,810

Total Governments - Sovereign Bonds (cost $43,475,261)			52,437,324

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
Non-Agency Fixed Rate - 1.1%
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
5.727%, 3/25/37		1,840	1,721,074
Citigroup Mortgage Loan Trust 2006-4
Series 2006-4, Class 2A1A
6.00%, 12/25/35		10,377	9,544,192
Countrywide Alternative Loan Trust
Series 2007-13, Class A2
6.00%, 6/25/47		5,783	4,811,766
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-HY4, Class 1A1
3.09%, 9/25/47		1,868	1,479,713
First Horizon Alternative Mortgage Securities
Series 2006-AA5, Class A1
2.577%, 9/25/36		2,238	1,614,431
Series 2006-AA7, Class A1
2.52%, 1/25/37		3,024	1,960,463
RALI Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		6,447	6,082,391
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.921%, 12/28/37		9,516	8,185,448
Series 2007-AR8, Class A1
5.988%, 11/25/37		4,977	4,439,339

			39,838,817

Non-Agency Floating Rate - 0.3%
Luminent Mortgage Trust
Series 2006-6, Class A1
0.41%, 10/25/46 (d)		9,099	7,131,541

		Principal Amount (000)	U.S. $ Value
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
0.92%, 4/25/47 (d)	U.S.$	4,051	$2,506,380

			9,637,921

Total Collateralized Mortgage Obligations (cost $48,825,688)			49,476,738

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.2%
United States - 1.2%
Buckeye OH Tobacco Settlement Auth
Series 2007A-2
5.875%, 6/01/47		6,865	6,140,262
California GO
7.95%, 3/01/36		10,685	13,278,143
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47		6,115	5,253,152
Illinois GO
7.35%, 7/01/35		4,440	5,371,112
Texas Transp Comm (Texas St Hwy Fund First Tier)
5.178%, 4/01/30		3,400	4,159,050
Tobacco Settlement Auth IA
Series 2005C
5.625%, 6/01/46		6,320	6,023,086
Tobacco Settlement Fin Corp. NJ
Series 2007 1A
5.00%, 6/01/41		2,585	2,341,803

Total Local Governments - Municipal Bonds (cost $37,234,614)			42,566,608

BANK LOANS - 1.0%
Industrial - 0.8%
Basic - 0.1%
FMG Resources (August 2006) Pty. Ltd. (FMG America Finance, Inc.)
5.25%, 10/18/17 (d)		1,920	1,934,589

Communications - Media - 0.1%
Advantage Sales & Marketing, Inc.
5.25%, 12/18/17 (d)		1,176	1,183,056
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.72%, 7/03/14 (d)		1,241	977,197
Clear Channel Communications, Inc.
3.86%, 1/29/16 (d)		310	255,341
Nielsen Finance LLC
2.21%, 8/09/13 (d)		4	3,558
3.46%, 5/02/16 (d)		391	393,035
Univision Communications, Inc.
4.46%, 3/31/17 (d)		1,368	1,344,513

			4,156,700

		Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Entertainment - 0.1%
ClubCorp Club Operations, Inc.
5.00%, 11/30/16 (d)	U.S.$	3,083	$3,109,341

Consumer Cyclical - Other - 0.1%
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.)
3.21%-3.31%, 1/28/15 (d)		384	377,730
3.21%, 1/28/15 (d)		1,204	1,183,808
Global Cash Access, Inc.
7.00%, 3/01/16 (d)		434	436,098
Las Vegas Sands LLC
2.76%, 11/23/16 (d)		745	745,553
Sabre, Inc.
5.96%, 9/30/17 (d)		1,382	1,390,165

			4,133,354

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corporation
5.50%, 2/23/17 (d)		941	947,046
Harbor Freight Tools USA, Inc./Central Purchasing LLC
5.50%, 11/14/17 (d)		998	1,007,475

			1,954,521

Consumer Non-Cyclical - 0.1%
Air Medical Group Holdings, Inc.
6.50%, 6/30/18 (d)		2,475	2,493,562
HCA, Inc.
3.46%, 5/01/18 (d)		429	429,600
US Foods, Inc. (aka U.S. Foodservice, Inc.)
5.75%, 3/31/17 (d)		632	629,763
West Corporation
5.50%, 7/15/16 (d)		727	736,349

			4,289,274

Energy - 0.0%
CITGO Petroleum Corporation
9.00%, 6/24/17 (d)		1,280	1,294,223

Other Industrial - 0.0%
Gavilon Group LLC, The
6.00%, 12/06/16 (d)		383	380,587

Services - 0.1%
Asurion LLC (fka Asurion Corporation)
5.50%, 5/24/18 (d)		943	951,906
ServiceMaster Company, The
2.71%, 7/24/14 (d)		1,345	1,342,770

			2,294,676

		Principal Amount (000)	U.S. $ Value
Technology - 0.1%
Avaya, Inc.
3.06%, 10/24/14 (d)(g)	U.S.$	4,550	$4,449,473
4.81%, 10/26/17 (d)		160	140,541
First Data Corporation
2.96%, 9/24/14 (d)		29	28,647
SunGard Data Systems, Inc. (Solar Capital Corp.)
3.84%-3.94%, 2/28/16 (d)		469	470,259

			5,088,920

			28,636,185

Financial Institutions - 0.1%
REITS - 0.1%
iStar Financial, Inc.
5.75%, 10/15/17 (d)		3,374	3,396,478

Utility - 0.1%
Other Utility - 0.1%
Texas Competitive Electric Holdings Company LLC (TXU)
3.71%-3.81%, 10/10/14 (d)		2,334	1,755,303

Total Bank Loans (cost $33,673,167)			33,787,966

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Indonesia - 0.4%
Pertamina Persero PT
6.00%, 5/03/42 (a)		8,000	8,968,838
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		4,074	4,603,620

			13,572,458

South Korea - 0.2%
Korea National Oil Corp.
3.125%, 4/03/17 (a)(b)		8,000	8,392,816

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
5.50%, 3/01/22 (a)		7,800	9,194,250

Total Quasi-Sovereigns (cost $27,690,949)			31,159,524

EMERGING MARKETS - CORPORATE BONDS - 0.6%
Industrial - 0.6%
Basic - 0.3%
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22 (a)(b)		3,334	3,367,427
Vedanta Resources PLC
8.75%, 1/15/14 (a)(b)		8,139	8,545,950

			11,913,377

		Principal Amount (000)	U.S. $ Value
Communications - Telecommunications - 0.2%
Colombia Telecomunicaciones SA ESP
5.375%, 9/27/22 (a)	U.S.$	1,643	$1,656,866
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (a)		5,000	6,056,250

			7,713,116

Consumer Non-Cyclical - 0.1%
Hypermarcas SA
6.50%, 4/20/21 (a)		2,500	2,706,250

Total Emerging Markets - Corporate Bonds (cost $21,174,595)			22,332,743

EMERGING MARKETS - SOVEREIGNS - 0.3%
Turkey - 0.3%
Turkey Government International Bond
6.25%, 9/26/22
(cost $8,113,294)		8,000	9,972,000

		Shares
PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
Banking - 0.3%
PNC Financial Services Group, Inc.
6.125%		325,000	9,005,750

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25% (h)		106,950	178,607

Total Preferred Stocks (cost $10,798,750)			9,184,357

		Principal Amount (000)
LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.2%
Canada - 0.2%
Province of Ontario Canada
4.25%, 12/11/13	EUR	925	1,267,470
Province of Quebec Canada
4.25%, 2/27/13		3,525	4,680,052

Total Local Governments - Provincial Bonds (cost $6,000,912)			5,947,522

SUPRANATIONALS - 0.1%
European Investment Bank
Zero Coupon, 4/24/13 (a)	IDR	27,712,890	2,838,432
7.25%, 2/22/15		24,700,000	2,637,462

Total Supranationals (cost $5,888,701)			5,475,894

	Contracts	U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.1%
Options on Forward Contracts - 0.1%
JPY/USD
Expiration: May 2013, Exercise Price: JPY 0.01 (h) (cost $987,052)	101,340,000	$4,612,591

OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
EUR/USD
Expiration: Feb 2013, Exercise Price: EUR 1.24 (h)	28,010,000	11,609
EUR/USD
Expiration: Feb 2013, Exercise Price: EUR 1.24 (h)	34,990,000	14,502

Total Options Purchased - Puts (cost $401,337)		26,111

	Shares
SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (i) (cost $14,632,463)	14,632,463	14,632,463

Total Investments - 111.9% (cost $3,715,857,348) (j)		3,924,434,237
Other assets less liabilities - (11.9)%		(418,040,768)

Net Assets - 100.0%		$3,506,393,469

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bobl Futures	463	March 2013	$77,742,718	$78,115,511	$372,793
Japanese 10 Yr Bond Futures	38	March 2013	63,420,326	63,008,022	(412,304)
Sold Contracts
U.S. Long Bond
Futures (CBT)	2,170	March 2013	323,923,365	320,075,000	3,848,365

					$3,808,854

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contracts to		In Exchange			Unrealized
	Deliver		For		Settlement	Appreciation/
Counterparty	(000)		(000)		Date	(Depreciation)
Barclays Capital, Inc.	EUR	299,297	USD	391,956	1/17/13	$(3,148,931)
Barclays Capital, Inc.	IDR	51,401,158	USD	5,321	1/31/13	85,538

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.	USD	16,680	KRW	17,972,780	2/08/13	$68,159
Canadian Imperial Bank of Commerce	EUR	290,561	USD	379,909	1/25/13	(3,692,867)
Goldman Sachs	GBP	306,782	USD	493,635	1/17/13	(4,698,127)
Goldman Sachs	USD	26,221	EUR	20,055	1/17/13	253,715
Goldman Sachs	TRY	61,556	USD	34,400	1/30/13	29,235
Goldman Sachs	CAD	272,770	USD	276,637	1/31/13	2,582,344
Morgan Stanley	USD	810	EUR	612	1/17/13	(1,884)
Royal Bank of Scotland	USD	52,888	MXN	686,515	1/10/13	187,885
Standard Chartered Bank	USD	543	MXN	7,003	1/10/13	(1,648)
Standard Chartered Bank	USD	698	EUR	541	1/17/13	15,414
Standard Chartered Bank	JPY	10,725,058	USD	127,308	2/08/13	3,474,924
UBS Securities LLC	BRL	30,724	USD	14,836	1/03/13	(169,922)
UBS Securities LLC	USD	14,903	BRL	30,724	1/03/13	102,545
UBS Securities LLC	BRL	15,362	USD	7,353	2/04/13	(116,179)
Westpac Banking Corp.	NZD	41,229	USD	33,739	1/18/13	(298,660)

						$(5,328,459)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts		Premiums Received	Market Value
Call - JPY vs. USD	JPY	89.000	04/13	JPY	5,362,529	$482,025	$(594,282)
Call - JPY vs. USD		83.600	05/13		101,340	2,242,147	(4,612,591)

							$(5,206,873)

INTEREST RATE SWAP CONTRACTS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
BNP Paribas	AUD	314,500	6/29/14	3.10%	3 Month BBSW	$(3,789,753)
JPMorgan Chase Bank, NA		$98,670	9/13/14	3 Month LIBOR	0.40%	147,120
JPMorgan Chase Bank, NA		167,230	9/13/17	0.82%	3 Month LIBOR	(730,406)
JPMorgan Chase Bank, NA		68,560	9/13/22	3 Month LIBOR	1.78%	438,283

						$(3,934,756)

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Interest Rate			Maturity		U.S. $ Value at December 31, 2012
Barclays Capital, Inc.†	816	USD	(1.75	)%*	– 0	–	$815,167
Barclays Capital, Inc.†	1,130	USD	(0.63	)%*	– 0	–	1,129,328
Barclays Capital, Inc.†	422	USD	(0.50	)%*	– 0	–	421,678

Broker	Principal Amount (000)	Interest Rate			Maturity		U.S. $ Value at December 31, 2012
Credit Suisse Securities†	719	USD	(0.75	)%*	– 0	–	$718,918
Credit Suisse Securities†	1,154	USD	(0.63	)%*	– 0	–	1,152,924
Credit Suisse Securities†	3,270	USD	(0.50	)%*	– 0	–	3,268,410
Credit Suisse Securities†	5,093	USD	(0.15	)%*	– 0	–	5,092,257
HSBC	44,300	USD	0.26%		2/07/13		44,309,278
HSBC	36,575	USD	0.29%		1/14/13		36,581,482
HSBC	51,750	USD	0.30%		1/08/13		51,761,644
ING Bank Amsterdam†	914	USD	(0.75	)%*	– 0	–	913,450
JPMorgan Chase Bank†	1,056	USD	0.00%		– 0	–	1,056,250
Merrill Lynch	62,543	USD	0.30%		2/05/13		62,556,801
Merrill Lynch	41,515	USD	0.34%		1/24/13		41,522,842
Nomura International PLC†	2,233	USD	(0.15	)%*	– 0	–	2,232,174
Nomura International PLC†	622	USD	(0.15	)%*	– 0	–	621,443
Nomura International PLC†	503	USD	(0.15	)%*	– 0	–	502,477
Nomura International PLC†	541	EUR	(0.25	)%*	– 0	–	713,470

							$255,369,993

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2012
*	Interest payment due from counterparty.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate market value of these securities amounted to $728,545,784 or 20.8% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $253,524,504.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $4,934,481.
(d)	Floating Rate Security. Stated interest rate was in effect at December 31, 2012.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2012.
(f)	Variable rate coupon, rate shown as of December 31, 2012.
(g)	This position or a portion of this position represents an unsettled loan purchase. At December 31, 2012, the market value and unrealized gain of these unsettled loan purchases amounted to $4,449,473 and $143,982, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(h)	Non-income producing security.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $216,703,438 and gross unrealized depreciation of investments was $(8,126,549), resulting in net unrealized appreciation of $208,576,889.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won

MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
TRY	-	Turkish Lira
USD	-	United States Dollar

Glossary:

BBSW	-	AUD Bank Bill Reference Rate
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN *

December 31, 2012 (unaudited)

52.4%	United States
14.5%	United Kingdom
6.3%	Canada
5.7%	Netherlands
5.6%	Germany
3.5%	Finland
1.7%	France
1.2%	Brazil
1.2%	Turkey
1.0%	Indonesia
0.9%	New Zealand
0.6%	Sweden
0.4%	Norway
0.4%	Mexico
4.2%	Other
0.4%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2012. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Australia, China, Colombia, Croatia, Denmark, Euro Zone, Hong Kong, India, Italy, Japan, Luxembourg, Peru, Poland, Qatar, Russia, South Africa, South Korea, Spain, Supranational, Switzerland and United Arab Emirates.

AllianceBernstein Global Bond

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$1,941,167,542		$	– 0	–	$1,941,167,542
Corporates - Investment Grades		– 0	–	781,671,065			– 0	–	781,671,065
Mortgage Pass-Throughs		– 0	–	311,507,335			– 0	–	311,507,335
Governments - Sovereign Agencies		– 0	–	187,618,106			– 0	–	187,618,106
Inflation-Linked Securities		– 0	–	154,125,186			– 0	–	154,125,186
Commercial Mortgage-Backed Securities		– 0	–	78,299,041			21,865,235		100,164,276
Corporates - Non-Investment Grades		– 0	–	85,349,870			– 0	–	85,349,870
Covered Bonds		– 0	–	81,219,016			– 0	–	81,219,016
Governments - Sovereign Bonds		– 0	–	52,437,324			– 0	–	52,437,324
Collateralized Mortgage Obligations		– 0	–	– 0	–		49,476,738		49,476,738
Local Governments - Municipal Bonds		– 0	–	42,566,608			– 0	–	42,566,608
Bank Loans		– 0	–	– 0	–		33,787,966		33,787,966
Quasi-Sovereigns		– 0	–	31,159,524			– 0	–	31,159,524
Emerging Markets - Corporate Bonds		– 0	–	22,332,743			– 0	–	22,332,743
Emerging Markets - Sovereigns		– 0	–	9,972,000			– 0	–	9,972,000
Preferred Stocks		9,005,750		178,607			– 0	–	9,184,357
Local Governments - Provincial Bonds		– 0	–	5,947,522			– 0	–	5,947,522
Supranationals		– 0	–	2,637,462			2,838,432		5,475,894
Options Purchased - Calls		– 0	–	4,612,591			– 0	–	4,612,591
Options Purchased - Written		– 0	–	26,111			– 0	–	26,111
Short-Term Investments		14,632,463		– 0	–		– 0	–	14,632,463

Total Investments in Securities		23,638,213		3,792,827,653			107,968,371		3,924,434,237
Other Financial Instruments*:
Assets
Interest Rate Swap Contracts		– 0	–	585,403			– 0	–	585,403
Futures Contracts		4,221,158		– 0	–		– 0	–	4,221,158
Forward Currency Exchange Contracts		– 0	–	6,799,759			– 0	–	6,799,759
Liabilities
Interest Rate Swap Contracts		– 0	–	(4,520,159)			– 0	–	(4,520,159)
Futures Contracts		(412,304)		– 0	–		– 0	–	(412,304)
Forward Currency Exchange Contracts		– 0	–	(12,128,218)			– 0	–	(12,128,218)
Written Options		(594,282)		(4,612,591)			– 0	–	(5,206,873)

Total^		$26,852,785		$3,778,951,847			$107,968,371		$3,913,773,003

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage - Backed Securities		Collateralized Mortgage Obligations		Bank Loans		Supranationals
Balance as of 9/30/12	$10,334,820		$8,009,155		$25,352,625		$2,817,043
Accrued discounts/(premiums)	9,868		55,783		88,532		34,082
Realized gain (loss)	– 0	–	72,898		16,436		– 0	–
Change in unrealized appreciation/depreciation	870,479		17,688		92,240		(12,693)
Purchases	– 0	–	40,097,174		12,639,577		– 0	–
Sales	– 0	–	(383,567)		(4,401,444)		– 0	–
Transfers into Level 3	10,650,068		1,607,607		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/12	$21,865,235		$49,476,738		$33,787,966		$2,838,432

Net change in unrealized appreciation/depreciation from investments held as of 12/31/12	$870,479		$125,863		$71,658		$(12,693)

	Unfunded Loan Commitment		Total
Balance as of 9/30/12	$(297,250)		$46,216,393
Accrued discounts/(premiums)	– 0	–	188,265
Realized gain (loss)	– 0	–	89,334
Change in unrealized appreciation/depreciation	297,250		1,264,964
Purchases	– 0	–	52,736,751
Sales	– 0	–	(4,785,011)
Transfers into Level 3	– 0	–	12,257,675
Transfers out of Level 3	– 0	–	-0-

Balance as of 12/31/12+	$ – 0	–	$107,968,371

Net change in unrealized appreciation/depreciation from investments held as of 12/31/12	$297,250		$1,352,557

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at December 31, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input	Range
Commercial Mortgage-Backed Securities	$21,865,235	Third Party Vendor	Evaluated Quotes	$101.16 - $108.86
Collateralized Mortgage Obligations	$49,476,738	Third Party Vendor	Evaluated Quotes	$61.87 - $94.34
Bank Loans	$33,787,966	Third Party Vendor	Vendor Quotes	$75.22 - $101.35
Supranationals	$2,838,432	Indicative Market Quotations	Broker Quote	$98.71

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 25, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 25, 2013